Employee Benefits Expenses (Including Directors' Emoluments) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Wages, salaries, bonus and termination costs		$ 930	$ 919	$ 1,145
Staff meals		45	46	57
Pension costs		36	35	40
Share-based compensation, net of amount capitalized	[1],[2]	10	15	14
Other employee benefit expenses		28	35	36
Employee benefit expenses		1,049	1,050	1,292
Capitalized share-based compensation costs	[1]	$ 1	$ 1	$ 1

[1]	Share-based compensation of US$1 million, US$1 million and less than US$1 million was capitalized during the years ended December 31, 2019, 2020 and 2021, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[2]	The amount comprised of US$13 million, US$9 million and US$5 million equity-settled share-based payment expense, net of amounts capitalized and US$1 million, US$6 million and US$5 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2019, 2020 and 2021, respectively.